Fair Value Measurements	12 Months Ended
Dec. 31, 2025
Fair Value Disclosures [Abstract]
Fair Value Measurements
23.	Fair Value Measurements
Fair value measurements on a recurring basis
Assets measured or disclosed at fair value on a recurring basis as of December 31, 2024 and 2025 are summarized below:

	Fair Value Measurements as of December 31, 2024 using
	Quoted Price in Active Market for Identical Assets	Significant Other Observable Inputs	Unobservable Inputs	Total
	(Level 1)	(Level 2)	(Level 3)	fair value
	RMB	RMB	RMB	RMB
Fair value measurement s
Derivative assets – foreign exchange forward contracts	—	8	—	8
Short-term investments	119,928	393,755	—	513,683
Debt security investment	—	—	2,348	2,348

Total asset s measured at fair value	119,928	393,763	2,348	516,039

	Fair Value Measurements as of December 31, 2025 using
	Quoted Price in Active Market for Identical Assets	Significant Other Observable Inputs	Unobservable Inputs	Total
	(Level 1)	(Level 2)	(Level 3)	fair value
	RMB	RMB	RMB	RMB
Fair value measurement s
Derivative assets – foreign exchange forward contracts	—	314	—	314
Short-term investments	224,327	618,905	—	843,232
Debt security investment	—	—	14,687	14,687

Total asset s measured at fair value	224,327	619,219	14,687	858,233

The Group values its derivative instruments using the redemption forward rate by the issuing financial institutions that are not market observable inputs, and accordingly the Group classifies the valuation techniques that use these inputs as Level 2.
The fair value of short-term investments with observable inputs are determined based on unadjusted quoted prices in active market, while the fair value of short-term investments without fully observable quoted price are measured using the market approach, based on quoted prices for identical or similar instrument and other significant inputs derived from or corroborated by observable market data. The Group classifies the valuation techniques that use the unadjusted quoted prices as Level 1 of fair value measurements, and classifies the valuation techniques that use market approach as Level 2.
Debt security investment did not have readily determinable market values and are categorized as Level 3 in the fair value hierarchy. The Group used a combination of valuation methodologies, including the equity allocation model, market and income approaches based on the Group’s best estimate, which were determined by using information including but not limited to the pricing of recent rounds of financing of the investees.

Fair value measurements on
non-recurring
basis
The Group measures investments without readily determinable fair values on a non-recurring
basis when changes in fair value can be determined based on observable and relevant market information. Related adjustments, primarily those related to impairment, are recorded as appropriate based on such observable information. Observable price changes generally result from new financing rounds of the investees. The Group determines whether the securities issued in these new financing rounds are similar to the equity securities it holds by comparing the rights and obligations associated with each. If the securities issued in the new financing rounds are determined to be similar to those held by the Group, it directly uses or adjusts the observable price of the similar security to determine the adjustment amount to be recorded. Investments for which the Group directly applies a qualifying observable price are classified within Level 2. Those measured using a combination of valuation methodologies, including the backsolve method based on an equity allocation, are categorized within Level 3.
For the years ended December 31, 2023, 2024 and 2025, the Company recorded investment income of nil, nil and RMB8,624 (US$1,234), respectively, from the fair value gain on investments without readily determinable fair values. No impairment losses were recognized on these investments in any of the presented years.
There were
no
other assets or liabilities measured at a recurring or
non-recurring
basis as of December 31, 2024 and 2025. The Group measures certain financial and non-financial
assets, including long-lived assets, at fair value on a non-recurring basis when impairment charges are recognized.